Streaming Arrangement	12 Months Ended
Jun. 30, 2026
Streaming Contract Liabilities [Abstract]
Disclosure of steaming contract liabilities explanatory	Streaming arrangements

Accounting policy
Streaming arrangement with Franco-Nevada Barbados
The streaming contract was assessed and has been accounted for as an own-use customer contract. At acquisition, the streaming contract was initially recognised at a fair value of R1.4 billion in accordance with IFRS 3. The fair value of the contract took into consideration the existing unfavourable gold price terms at acquisition, in relation to the comparative market gold price.
The obligation to deliver the contractually stipulated ounces over the remaining term of the agreement results in a significant financing component. The interest accrues on the contract liability over the remaining contractual term. As the performance obligation to deliver gold is met, the contract liability unwinds into revenue classified as "consideration from streaming contract" in note 4. The current portion of the liability is determined with reference to the current production profile of the operation for the next
12 months.
Copper and silver streams with OR Royalties
The group has copper and silver streaming arrangements with OR Royalties, which have been accounted for as financial liabilities containing embedded derivatives in accordance with IFRS 9, Financial Instruments. The embedded derivatives relate to the applicable commodity price exposure within the contractual delivery obligations. The copper streaming arrangement also includes an embedded derivative relating to a buy-down option. The embedded derivatives have been separated from the host contracts and are measured at fair value through profit or loss.
On initial recognition in accordance with IFRS 3, Business Combinations, the copper and silver host contract financial liabilities were recognised at fair values of R2.3 billion and R2.9 billion, respectively, while the embedded derivatives were recognised at fair values of  R209 million asset (copper compound derivative) and Rnil (silver derivative).
The host contracts (financial liabilities) are measured at amortised cost using the effective interest method. Interest expense is calculated by applying the effective interest rates of 12.1% (copper) and 11.4% (silver) to the respective amortised cost carrying amounts and is recognised in finance costs.
The embedded derivatives measured at fair value through profit or loss at each reporting period, with changes in fair value recognised in fair value movements on streaming arrangements. The streaming arrangement liabilities are presented separately on the balance sheet as streaming contract liabilities, split between current and non-current portions based on expected delivery schedules.

Critical accounting estimates and judgements
Streaming arrangement with Franco-Nevada Barbados
The fair value of the unfavourable contract liability, which forms part of the streaming arrangement with Franco-Nevada Barbados
(Franco-Nevada), was measured as the difference between a market analyst consensus of gold prices and the fixed cash consideration to be received for gold delivered. A post-tax real rate of 11.6% was used to discount the liability over the expected period of delivery to settle the contract.
Changes in the production plan will affect the subsequent measurement prospectively. This is the only input that is considered for subsequent measurement. Harmony's cost of debt of 7.7% was used to impute the finance cost for the significant financing component recognised on the streaming contract liability.
29Streaming arrangements continued

Critical accounting estimates and judgements continued
Copper and silver streams with OR Royalties
When expected future physical deliveries of the applicable commodity are revised due to changes in mine production or reserve estimates, the carrying amount of the financial liability is recalculated as the present value of revised estimated future cash flows discounted at the original effective interest rate (in accordance with IFRS 9 paragraph B5.4.6). The resulting catch-up adjustment is recognised immediately in finance costs.
Fair value of the embedded derivatives is determined using Level 3 inputs within the fair value hierarchy. Refer to note 37 for details on the fair value measurement.

Streaming arrangement with Franco-Nevada Barbados
Harmony's subsidiary, Chemwes, which owns the Mine Waste Solutions operation (MWS), had a contract with Franco-Nevada.
Franco-Nevada was entitled to receive 25% of all the gold produced through MWS, until the balance of the gold cap was delivered.
The gold cap is a provision included in the contract, which stipulates the maximum quantity of gold to be sold to Franco-Nevada over the term of the agreement. The consideration is determined as the lower of the quoted spot gold price as per the LME or
US$400 per ounce, adjusted with an annual escalation adjustment.
On 23 October 2024, Harmony fulfilled all its obligations stemming from the streaming agreement with Franco Nevada. From
1 July 2024 to 23 October 2024, MWS delivered the outstanding 9 164oz still owed on the contract on 30 June 2024. This settled the balance of R85 million.
The contract price receivable in US$/oz for each ounce of gold delivered is as follows:
•1 July 2023 – 16 December 2023: US$446/oz.
•17 December 2023 – 23 October 2024: US$451/oz.
Copper and silver streams with OR Royalties

	SA Rand
Figures in million	2026	2025
Copper stream (a)	2 403	—
– Copper host debt	2 256	—
– Copper compound derivative	147	—
Silver stream (b)	3 332	—
– Silver host debt	2 807	—
– Silver derivative	525	—

Total streaming contract liabilities	5 736	—
Current portion of streaming contract liabilities	455	—
Non-current portion of streaming contracts liabilities	5 281	—
(a)Effective 16 June 2023, MAC Copper, a subsidiary of Harmony as of 24 October 2025, entered into a copper purchase agreement (copper stream) with OR Royalties. Under the terms of the copper stream, in exchange for an upfront cash deposit of up to US$75 million (available copper deposit), the group is required to deliver an amount of refined copper to OR Royalties in the form of purchased copper warrants. The deliveries to OR Royalties are equal to the copper stream percentage (as defined below) of payable copper (being 96.2% of produced copper) produced by the CSA mine during the life of the mine. On
16 June 2023, the full amount of the available copper deposit was drawn to finance, in part, the initial acquisition of the
CSA mine by MAC Copper. As of 30 June 2026, 2 100 tonnes of copper has been delivered towards the copper stream with
OR Royalties. As part of the acquisition of MAC Copper, Harmony has assumed the obligations enforced by the copper stream.
The copper stream percentages are the following:

Time period	Copper stream percentage

24 October 2025 to 16 June 2028	3.00% (First stream percentage)
17 June 2028 until 33 000 metric tons of refined copper delivered to OR Royalties (Threshold quantity)	4.875% (Second-threshold stream percentage)
Thereafter from the date that the threshold quantity has been met	2.25% (Tail stream percentage)
Harmony may elect to reduce the copper stream percentage and the threshold quantity on 16 June 2028 to the amounts and percentages in the table below upon making a one-time payment of US$40 million or US$20 million (buy-down option). The buy-down option is an embedded derivative measured at fair value through profit or loss, taking into account the likelihood of the group exercising the option.
29Streaming arrangements continued
Copper and silver streams with OR Royalties continued
(a)continued

	Buy-down: Option 1	Buy-down: Option 2
Buy-down amount	US$40 million	US$20 million
Second-threshold stream percentage	3.25%	4.0625%
Tail stream percentage	1.50%	1.8750%
Threshold quantity	23 900 tonnes	28 450 tonnes
In addition to the copper deposit, the group will receive ongoing cash payments for refined copper delivered equal to 4%
(copper cash price) of the cash settlement price for one tonne of refined copper quoted by the LME on the date prior to the date of delivery (copper market price). Until the copper deposit is reduced to US$nil, the difference between the copper market price and the copper cash price will be credited against the outstanding copper deposit. After the copper deposit is reduced to US$nil, the group will continue to receive the copper cash price for each tonne of refined copper delivered. As at
30 June 2026, the outstanding copper deposit was US$53 million (R865 million).
Reconciliation of the copper host debt:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	2 335	—
Finance cost	166	—
Copper warrants delivered	(125)	—
Foreign exchange translation	(120)	—

Balance at end of year	2 256	—
Current portion of copper host debt	134	—
Non-current portion of copper host debt	2 122	—
Reconciliation of copper compound derivative:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	(209)	—
Fair value movement	361	—
Foreign exchange translation	(5)	—

Balance at end of year	147	—
Current portion of copper compound derivative	32	—
Non-current portion of copper compound derivative	115	—
(b)Effective 16 June 2023, MAC Copper entered into a silver purchase agreement (silver stream) with OR Royalties. Under the terms of the silver stream, in exchange for an upfront cash deposit of US$75 million (silver deposit), the group is required to deliver to OR Royalties an amount of refined silver, in the form of purchased silver credits. The deliveries to OR Royalties are equal to 100% of payable silver (calculated as 90% of produced silver) produced by the CSA Mine during the life of mine. On
16 June 2023, the full amount of the silver deposit was drawn to finance, in part, the initial acquisition of the CSA Mine by
MAC Copper. As of 30 June 2026, 1 276 429 ounces of silver has been delivered towards the silver stream with OR
Royalties. As part of the acquisition of MAC Copper, Harmony has assumed the obligations enforced by the silver stream. In addition to the silver deposit, the group will receive ongoing cash payments for refined silver delivered equal to 4% (silver cash price) of the silver price quoted by the London Bullion Market Association (LBMA) for one ounce of refined silver on the day prior to the date of delivery (silver market price). Until the silver deposit is reduced to US$nil, the difference between the silver market price and the silver cash price will be credited against the outstanding silver deposit. After the silver deposit is reduced to US$nil, the group will continue to receive the silver cash price for each ounce of refined silver delivered. As at
30 June 2026, the outstanding silver deposit was US$28 million (R459 million).
29Streaming arrangements continued
Copper and silver streams with OR Royalties continued
(b)continued
Reconciliation of silver host debt:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Acquired through MAC Copper acquisition	2 929	—
Finance cost	261	—
Silver credits delivered	(232)	—
Foreign exchange translation	(151)	—

Balance at end of year	2 807	—
Current portion of silver host debt	244	—
Non-current portion of silver host debt	2 563	—
Reconciliation of silver derivative:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Fair value movement	493	—
Foreign exchange translation	32	—

Balance at end of year	525	—
Current portion of silver derivative	44	—
Non-current portion of silver derivative	481	—